FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Netting of Financial Liabilities (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Effects of offsetting on the balance sheet
Gross amounts			$ 6,028,751
Gross amounts set off in the balance sheet			(5,634,969)
Net amounts presented in the balance sheet			$ 393,782
Derivative Liability, Statement of Financial Position [Extensible Enumeration]			Commissions Payable to Broker-Dealers and Clearing Organizations
Related amounts not offset
Net amount			$ 393,782
Amounts due to clearing organizations
Effects of offsetting on the balance sheet
Gross amounts	$ 6,191,263	$ 10,301,182	6,028,751
Gross amounts set off in the balance sheet	(4,140,950)	(8,941,436)	(5,634,969)
Net amounts presented in the balance sheet	$ 2,050,313	$ 1,359,746	$ 393,782
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Commissions Payable to Broker-Dealers and Clearing Organizations	Commissions Payable to Broker-Dealers and Clearing Organizations	Commissions Payable to Broker-Dealers and Clearing Organizations
Related amounts not offset
Net amount	$ 2,050,313	$ 1,359,746	$ 393,782